Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Schedule of Assets and Liabilities Related to Insurance Contracts (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Net income (expenses) from reinsurance contracts held	$ 7,902,809	$ (1,393,247)	$ (4,717,738)
Net Income for the Year	1,624,609,562	734,232,809	329,383,717
Insurance contracts
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	21,388,018	7,612,805
Insurance contracts that are liabilities at beginning of period	(230,177,313)	(8,859,062)
Net balance	(631,898,195)	(208,789,295)	(1,246,257)
Insurance revenue	376,467,586	208,578,621
Incurred claims and other directly attributable expenses	(300,779,668)	(104,237,164)
Changes that relate to past service	15,340,803	(2,283,441)
Losses on onerous contracts and reversal of those losses	(930,942)	(928,065)
Insurance acquisition cash flows amortization	(81,971,233)	(20,594,786)
Insurance service expenses	(368,341,040)	(128,043,456)
Insurance service result	8,126,546	80,535,165
IAS 29 + Finance expenses from insurance contracts held	26,369,991	(8,254,726)
Net Income for the Year	34,496,537	72,280,439
Premiums received	(298,944,297)	(213,278,546)
Claims and other directly attributable expenses paid	225,155,151	84,907,613
Insurance acquisition cash flows	56,097,053	33,912,164
Total cash flows	(17,692,093)	(94,458,769)
Acquisitions	(439,913,344)	(185,364,708)
Insurance contracts that are liabilities at end of period	(666,142,182)	(230,177,313)	(8,859,062)
Insurance contracts that are assets at end of period	34,243,987	21,388,018	7,612,805
Insurance contracts | Net liabilities or assets for remaining coverage excluding loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	32,342,203	15,485,537
Insurance contracts that are liabilities at beginning of period	11,742,579	(3,599,162)
Net balance	(405,127,528)	44,084,782	11,886,375
Insurance revenue	376,467,586	208,578,621
Incurred claims and other directly attributable expenses	0	0
Changes that relate to past service	0	0
Losses on onerous contracts and reversal of those losses	0	0
Insurance acquisition cash flows amortization	(81,971,233)	(20,594,786)
Insurance service expenses	(81,971,233)	(20,594,786)
Insurance service result	294,496,353	187,983,835
IAS 29 + Finance expenses from insurance contracts held	(60,948,075)	(11,837,999)
Net Income for the Year	233,548,278	176,145,836
Premiums received	(298,944,297)	(213,278,546)
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	56,097,053	33,912,164
Total cash flows	(242,847,244)	(179,366,382)
Acquisitions	(439,913,344)	35,418,953
Insurance contracts that are liabilities at end of period	(449,045,121)	11,742,579	(3,599,162)
Insurance contracts that are assets at end of period	43,917,593	32,342,203	15,485,537
Insurance contracts | Loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(836,715)	0
Insurance contracts that are liabilities at beginning of period	(91,350)	0
Net balance	(1,357,122)	(928,065)	0
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	0	0
Changes that relate to past service	0	0
Losses on onerous contracts and reversal of those losses	(930,942)	(928,065)
Insurance acquisition cash flows amortization	0
Insurance service expenses	(930,942)	(928,065)
Insurance service result	(930,942)	(928,065)
IAS 29 + Finance expenses from insurance contracts held	501,885	0
Net Income for the Year	(429,057)	(928,065)
Premiums received	0	0
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Acquisitions	0	0
Insurance contracts that are liabilities at end of period	(1,354,612)	(91,350)	0
Insurance contracts that are assets at end of period	(2,510)	(836,715)	0
Insurance contracts | Liabilities for incurred claims | Estimates of the present value of cash flows
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(9,825,388)	(7,416,071)
Insurance contracts that are liabilities at beginning of period	(238,305,068)	(5,191,812)
Net balance	(221,324,498)	(248,130,456)	(12,607,883)
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	(298,316,959)	(104,951,243)
Changes that relate to past service	15,001,112	(2,283,441)
Losses on onerous contracts and reversal of those losses	0	0
Insurance acquisition cash flows amortization	0
Insurance service expenses	(283,315,847)	(107,234,684)
Insurance service result	(283,315,847)	(107,234,684)
IAS 29 + Finance expenses from insurance contracts held	84,966,654	3,396,133
Net Income for the Year	(198,349,193)	(103,838,551)
Premiums received	0	0
Claims and other directly attributable expenses paid	225,155,151	84,907,613
Insurance acquisition cash flows	0	0
Total cash flows	225,155,151	84,907,613
Acquisitions	0	(216,591,635)
Insurance contracts that are liabilities at end of period	(211,813,016)	(238,305,068)	(5,191,812)
Insurance contracts that are assets at end of period	(9,511,482)	(9,825,388)	(7,416,071)
Insurance contracts | Liabilities for incurred claims | Risk adjustment
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(292,082)	(456,661)
Insurance contracts that are liabilities at beginning of period	(3,523,474)	(68,088)
Net balance	(4,089,047)	(3,815,556)	(524,749)
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	(2,462,709)	714,079
Changes that relate to past service	339,691	0
Losses on onerous contracts and reversal of those losses	0	0
Insurance acquisition cash flows amortization	0
Insurance service expenses	(2,123,018)	714,079
Insurance service result	(2,123,018)	714,079
IAS 29 + Finance expenses from insurance contracts held	1,849,527	187,140
Net Income for the Year	(273,491)	901,219
Premiums received	0	0
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Acquisitions	0	(4,192,026)
Insurance contracts that are liabilities at end of period	(3,929,433)	(3,523,474)	(68,088)
Insurance contracts that are assets at end of period	(159,614)	(292,082)	(456,661)
Reinsurance contracts
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	62,315,290	215,076
Insurance contracts that are liabilities at beginning of period	(4,711,617)	0
Net balance	54,457,819	57,603,673	215,076
Reinsurance expenses	(23,127,311)	(12,920,613)
Incurred claims and other directly attributable expenses	27,069,951	10,748,299
Changes that relate to past service	4,147,178	371,829
Loss recovery component	(187,009)	407,238
Net income (expenses) from reinsurance contracts held	7,902,809	(1,393,247)
IAS 29 + Finance expenses from insurance contracts held	(29,239,312)	18,447,330
Net Income for the Year	(21,336,503)	17,054,083
Premiums paid net of ceding commissions and other directly attributable expenses paid	34,063,649	8,231,713
Recoveries from reinsurance	(15,873,000)	(2,880,723)
Total cash flows	18,190,649	5,350,990
Acquisitions	0	34,983,524
Insurance contracts that are liabilities at end of period	0	(4,711,617)	0
Insurance contracts that are assets at end of period	54,457,819	62,315,290	215,076
Reinsurance contracts | Net liabilities or assets for remaining coverage excluding loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	17,163,386	(281,767)
Insurance contracts that are liabilities at beginning of period	(8,162,334)	0
Net balance	18,806,448	9,001,052	(281,767)
Reinsurance expenses	(23,127,311)	(12,920,613)
Incurred claims and other directly attributable expenses	0	0
Changes that relate to past service	0	0
Loss recovery component	0	0
Net income (expenses) from reinsurance contracts held	(23,127,311)	(12,920,613)
IAS 29 + Finance expenses from insurance contracts held	(1,130,942)	9,508,109
Net Income for the Year	(24,258,253)	(3,412,504)
Premiums paid net of ceding commissions and other directly attributable expenses paid	34,063,649	8,231,713
Recoveries from reinsurance	0	0
Total cash flows	34,063,649	8,231,713
Acquisitions	0	4,463,610
Insurance contracts that are liabilities at end of period	0	(8,162,334)	0
Insurance contracts that are assets at end of period	18,806,448	17,163,386	(281,767)
Reinsurance contracts | Loss component
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	407,238	0
Insurance contracts that are liabilities at beginning of period	0	0
Net balance	0	407,238	0
Reinsurance expenses	0	0
Incurred claims and other directly attributable expenses	0	0
Changes that relate to past service	0	0
Loss recovery component	(187,009)	407,238
Net income (expenses) from reinsurance contracts held	(187,009)	407,238
IAS 29 + Finance expenses from insurance contracts held	(220,229)	0
Net Income for the Year	(407,238)	407,238
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	0	0
Total cash flows	0	0
Acquisitions	0	0
Insurance contracts that are liabilities at end of period	0	0	0
Insurance contracts that are assets at end of period	0	407,238	0
Reinsurance contracts | Liabilities for incurred claims | Estimates of the present value of cash flows
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	44,672,218	474,690
Insurance contracts that are liabilities at beginning of period	3,378,975	0
Net balance	35,502,256	48,051,193	474,690
Reinsurance expenses	0	0
Incurred claims and other directly attributable expenses	27,011,242	10,759,453
Changes that relate to past service	4,119,202	371,829
Loss recovery component	0	0
Net income (expenses) from reinsurance contracts held	31,130,444	11,131,282
IAS 29 + Finance expenses from insurance contracts held	(27,806,381)	8,954,262
Net Income for the Year	3,324,063	20,085,544
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	(15,873,000)	(2,880,723)
Total cash flows	(15,873,000)	(2,880,723)
Acquisitions	0	30,371,682
Insurance contracts that are liabilities at end of period	0	3,378,975	0
Insurance contracts that are assets at end of period	35,502,256	44,672,218	474,690
Reinsurance contracts | Liabilities for incurred claims | Risk adjustment
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	72,448	22,153
Insurance contracts that are liabilities at beginning of period	71,742	0
Net balance	149,115	144,190	22,153
Reinsurance expenses	0	0
Incurred claims and other directly attributable expenses	58,709	(11,154)
Changes that relate to past service	27,976	0
Loss recovery component	0	0
Net income (expenses) from reinsurance contracts held	86,685	(11,154)
IAS 29 + Finance expenses from insurance contracts held	(81,760)	(15,041)
Net Income for the Year	4,925	(26,195)
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	0	0
Total cash flows	0	0
Acquisitions	0	148,232
Insurance contracts that are liabilities at end of period	0	71,742	0
Insurance contracts that are assets at end of period	$ 149,115	$ 72,448	$ 22,153